Fair Value Measurement - Assets Measured at Fair Value (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement
Fair value of assets transferred from level 1 to level 2	$ 0	$ 0	$ 0
Fair value of assets transferred from level 2 to level 1	0	0	0
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring
Fair Value Measurement
Cash equivalents		44,669,000	16,332,000
Short-term investments		2,199,000	35,487,000
Total assets measured at fair value	15,053,000	46,868,000	51,819,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Money market fund
Fair Value Measurement
Cash equivalents	15,053,000	44,669,000	6,838,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Commercial paper
Fair Value Measurement
Cash equivalents			1,494,000
Short-term investments		1,099,000	20,809,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Securities sold under agreements to repurchase
Fair Value Measurement
Cash equivalents			8,000,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Corporate debt securities
Fair Value Measurement
Short-term investments		1,100,000	9,217,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | U.S. government and agency securities
Fair Value Measurement
Short-term investments			2,487,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Asset backed securities
Fair Value Measurement
Short-term investments			2,974,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Level 1
Fair Value Measurement
Cash equivalents		44,669,000	6,838,000
Short-term investments			2,487,000
Total assets measured at fair value	15,053,000	44,669,000	9,325,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Level 1 | Money market fund
Fair Value Measurement
Cash equivalents	$ 15,053,000	44,669,000	6,838,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Level 1 | U.S. government and agency securities
Fair Value Measurement
Short-term investments			2,487,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Level 2
Fair Value Measurement
Cash equivalents			9,494,000
Short-term investments		2,199,000	33,000,000
Total assets measured at fair value		2,199,000	42,494,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Level 2 | Commercial paper
Fair Value Measurement
Cash equivalents			1,494,000
Short-term investments		1,099,000	20,809,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Level 2 | Securities sold under agreements to repurchase
Fair Value Measurement
Cash equivalents			8,000,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Level 2 | Corporate debt securities
Fair Value Measurement
Short-term investments		$ 1,100,000	9,217,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Recurring | Level 2 | Asset backed securities
Fair Value Measurement
Short-term investments			$ 2,974,000